Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.020%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,720,607.57

Principal:
Principal Collections	$19,133,649.93
Prepayments in Full	$8,516,273.17
Liquidation Proceeds	$358,945.10
Recoveries	$85,717.72
Sub Total	$28,094,585.92
Collections	$29,815,193.49

Purchase Amounts:
Purchase Amounts Related to Principal	$242,938.60
Purchase Amounts Related to Interest	$947.74
Sub Total	$243,886.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,059,079.83

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,059,079.83
Servicing Fee	$514,045.90	$514,045.90	$0.00	$0.00	$29,545,033.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,545,033.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,545,033.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,545,033.93
Interest - Class A-3 Notes	$385,002.78	$385,002.78	$0.00	$0.00	$29,160,031.15
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$29,007,265.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,007,265.15
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$28,927,113.98
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,927,113.98
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$28,869,198.98
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,869,198.98
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$28,798,121.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,798,121.48
Regular Principal Payment	$26,353,214.32	$26,353,214.32	$0.00	$0.00	$2,444,907.16
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,444,907.16
Residual Released to Depositor	$0.00	$2,444,907.16	$0.00	$0.00	$0.00
Total		$30,059,079.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,353,214.32
Total					$26,353,214.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,353,214.32	$54.56	$385,002.78	$0.80	$26,738,217.10	$55.36
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$26,353,214.32	$16.36	$746,912.45	$0.46	$27,100,126.77	$16.82

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$360,940,108.03	0.7472880	$334,586,893.71	0.6927265
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$583,280,108.03	0.3620744	$556,926,893.71	0.3457155

Pool Information
Weighted Average APR	3.450%	3.447%
Weighted Average Remaining Term	35.98	35.18
Number of Receivables Outstanding	41,474	40,514
Pool Balance	$616,855,085.04	$588,276,973.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$584,185,943.90	$557,404,057.91
Pool Factor	0.3695075	0.3523887

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,824,154.61
Yield Supplement Overcollateralization Amount	$30,872,915.83
Targeted Overcollateralization Amount	$31,350,080.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,350,080.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$326,304.50
(Recoveries)		109	$85,717.72
Net Loss for Current Collection Period			$240,586.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4680%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8735%
Second Prior Collection Period			1.1590%
Prior Collection Period			1.0439%
Current Collection Period			0.4791%
Four Month Average (Current and Prior Three Collection Periods)			0.8889%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,698	$9,496,635.94
(Cumulative Recoveries)			$906,448.50
Cumulative Net Loss for All Collection Periods			$8,590,187.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5146%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,568.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,322.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	456	$8,408,434.80
61-90 Days Delinquent	0.24%	66	$1,387,797.53
91-120 Days Delinquent	0.08%	21	$459,108.70
Over 120 Days Delinquent	0.10%	33	$615,273.12
Total Delinquent Receivables	1.85%	576	$10,870,614.15

Repossession Inventory:
Repossessed in the Current Collection Period		30	$606,038.05
Total Repossessed Inventory		48	$1,054,666.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2560%
Prior Collection Period			0.3062%
Current Collection Period			0.2962%
Three Month Average			0.2861%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer